Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Financial Statement Impacts of all Transactions with Related Parties	A summary of the financial statement impacts of all transactions with all related parties is as follows:

Years ended December 31,	2021	2020	2019
Associate – Roska DBO
Revenue	$352	$558	$509
Purchases	—	—	—
Accounts receivable	128	1	4
Accounts Payable	—	56	—

Joint Operation – Geogas
Revenue	$—	$—	$62
Purchases	—	—	74
Accounts receivable	—	—	19
Accounts payable	—	—	—

Summary of Remuneration of Directors and Other Key Management Personnel
The remuneration of directors and other key management personnel was as follows:

Years ended December 31,	2021	2020	2019
Short-term compensation	$5,711	$6,344	$4,747
Post-employment compensation	580	515	413
Share-based payments	6,979	8,011	7,857